SIGNIFICANT ACCOUNTING POLICIES - INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2022
Capitalized development costs | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Capitalized development costs | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Patents, concessions and licenses | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Patents, concessions and licenses | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Other intangible assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Other intangible assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years